Expense Example, No Redemption - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Fidelity Advisor Large Cap Fund - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,793
Fidelity Advisor Large Cap Fund - Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Advisor Large Cap Fund - Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Large Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665